Balance Sheet Data Resulting from Related Party Transactions with Affiliates, Accounted for by Equity Method (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	¥ 1,219	¥ 1,261
Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Kyocera's investments in and advances to affiliates	671	670
Kyocera's trade receivables from affiliates	¥ 132	¥ 116